SHARE CAPITAL - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares Under Options
Outstanding at beginning of year	854,656	331,660
Granted		568,500
Exercised	(47,644)
Canceled and forfeited	(242,815)	(45,504)
Outstanding at end of year	564,197	854,656
Exercisable at end of year	315,822	291,156
Weighted Average Exercise Price
Outstanding at beginning of year	$ 2.53	$ 4.03
Granted		2.00
Exercised	0.1
Canceled and forfeited	1.93	6.84
Outstanding at end of year	2.64	2.53
Exercisable at end of year	$ 3.32	$ 3.44